Average Annual Total Returns{- Fidelity Canada Fund} - 10.31 Fidelity Canada Fund - AMCIZ PRO-14 - Fidelity Canada Fund	Fidelity Advisor Canada Fund: Class A Return Before Taxes Past 1 year	Fidelity Advisor Canada Fund: Class A Return Before Taxes Past 5 years	Fidelity Advisor Canada Fund: Class A Return Before Taxes Past 10 years	Fidelity Advisor Canada Fund: Class A After Taxes on Distributions Past 1 year	Fidelity Advisor Canada Fund: Class A After Taxes on Distributions Past 5 years	Fidelity Advisor Canada Fund: Class A After Taxes on Distributions Past 10 years	Fidelity Advisor Canada Fund: Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Canada Fund: Class A After Taxes on Distributions and Sales Past 5 years	Fidelity Advisor Canada Fund: Class A After Taxes on Distributions and Sales Past 10 years	Fidelity Advisor Canada Fund: Class M Return Before Taxes Past 1 year	Fidelity Advisor Canada Fund: Class M Return Before Taxes Past 5 years	Fidelity Advisor Canada Fund: Class M Return Before Taxes Past 10 years	Fidelity Advisor Canada Fund: Class C Return Before Taxes Past 1 year	Fidelity Advisor Canada Fund: Class C Return Before Taxes Past 5 years	Fidelity Advisor Canada Fund: Class C Return Before Taxes Past 10 years	Fidelity Advisor Canada Fund: Class I Return Before Taxes Past 1 year	Fidelity Advisor Canada Fund: Class I Return Before Taxes Past 5 years	Fidelity Advisor Canada Fund: Class I Return Before Taxes Past 10 years	Fidelity Advisor Canada Fund: Class Z Return Before Taxes Past 1 year	Fidelity Advisor Canada Fund: Class Z Return Before Taxes Past 10 years	Fidelity Advisor Canada Fund: Class Z Return Before Taxes Since Inception		Fidelity Advisor Canada Fund: Class Z Return Before Taxes Inception Date	DR001 Past 1 year	DR001 Past 5 years	DR001 Past 10 years
Total	(1.91%)	7.49%	2.02%	(2.16%)	6.96%	1.48%	(0.48%)	6.09%	1.72%	0.15%	7.69%	1.96%	2.28%	7.98%	1.87%	4.45%	9.16%	2.97%	4.56%		6.12%	[1]	Oct. 02, 2018	7.49%	11.23%	3.16%

[1]	(a)Since inception October 2, 2018.